Acquired Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Intangible Assets [Line Items]
Gross carrying amount	$ 403,113	$ 2,128,905
Accumulated amortization	(14,839)	(621,003)
Impairment	(291,817)	(1,111,149)	$ (250,360)
Net carrying amount	96,457	396,753
Customer relationship [Member]
Schedule of Intangible Assets [Line Items]
Gross carrying amount		1,108,548
Accumulated amortization		(617,264)
Impairment		(491,284)
Net carrying amount
PIBA license [Member]
Schedule of Intangible Assets [Line Items]
Gross carrying amount	111,296	112,183
Accumulated amortization	(14,839)	(3,739)
Impairment
Net carrying amount	96,457	108,444
Commodities trading right[Member]
Schedule of Intangible Assets [Line Items]
Gross carrying amount	291,817	908,174
Accumulated amortization
Impairment	(291,817)	(619,865)
Net carrying amount		$ 288,309